Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001071336
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 9, 2011
Prospectus Date	rr_ProspectusDate	May 9, 2011

Nuveen Symphony Floating Rate Income Fund
Investment Objective
The principal investment objective of the fund is to seek a high level of current income and the secondary investment objective of the fund is to seek capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 15 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 17 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-44 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)		none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fees		none	none	none	none
Redemption Fee		2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	[1]	15	15	15	15
[1]	Fee applies to individual retirement accounts (IRAs) and Coverdell Education Savings Accounts. Other accounts with balances below $1,000 may be liquidated at the discretion of the fund's investment adviser upon prior written notice to shareholders.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses -		Class A	Class C	Class R3	Class I
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		1.21%	1.96%	1.46%	0.96%
Fee Waivers and Expense Reimbursements	[2]	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.10%	1.85%	1.35%	0.85%
[1]	Other Expenses are based on an estimated $50 million average net asset size for the fund's first fiscal year.
[2]	The investment adviser has agreed to waive fees and reimburse expenses through January 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.85% (1.10% after January 31, 2014) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2014, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - (USD $)	Class A	Class C	Class R3	Class I
1 Year	582	188	137	87
3 Years	812	586	432	275

No Redemption
Expense Example, No Redemption - (USD $)	Class A	Class C	Class R3	Class I
1 Year	582	188	137	87
3 Years	812	586	432	275

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in floating rate securities. Floating rate securities are defined to include floating rate loans, other floating rate debt securities, money market securities and shares of money market and short-term bond funds. The fund may invest up to 20% of its net assets in other securities, which would primarily be fixed rate debt securities, convertible securities and equity securities received as a result of the restructuring of an issuer's debt. A substantial portion of the fund's assets generally will be invested in securities rated below investment grade or, if unrated, deemed by the fund's portfolio managers to be of comparable quality. Although the fund invests primarily in securities issued by U.S. companies, the fund may invest up to 35% of its net assets in dollar-denominated securities issued by non-U.S. companies that are traded in the United States over the counter or listed on a domestic exchange. The fund's average portfolio duration will not be longer than one year.

The fund's sub-adviser bases its investment process on fundamental, bottom-up credit analysis. Analysts assess sector dynamics, company business models and asset quality. Inherent in the sub-adviser's credit analysis process is the evaluation of potential upside and downside to any credit. As such, the sub-adviser concentrates its efforts on sectors where there is sufficient transparency to assess the downside risk and where firms have assets to support meaningful recovery in case of default. In its focus on downside protection, the sub-adviser favors opportunities where valuations can be quantified and risks assessed.

Principal Risks

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or unwillingness to make such payments. Credit risk may be heightened for the fund because it may invest a substantial portion of its net assets in below investment-grade ("high yield" or "junk") debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Credit risk is heightened for loans in which the fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of default and/or bankruptcy.

Loan Settlement Risk—Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle.

Income Risk—If interest rates fall, the income from the fund's portfolio will decline as the fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate, or when interest rates paid on floating rate securities are adjusted in line with changing market rates.

Interest Rate Risk—If interest rates rise, the prices of certain debt securities held by the fund may fall. Longer-term fixed- rate debt securities generally will be more sensitive to interest rate changes than shorter-term fixed-rate and floating rate debt securities.

Liquidity Risk—The fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by fund shareholders.

Convertible Security Risk—The value of the fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments.

Derivatives Risk—The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

Small Fund Risk—The fund currently has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the fund's market exposure for limited periods of time, causing the fund's performance to vary from that of the fund's model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period affected. If any individual shareholder (or several shareholders whose investment in the fund is controlled by a single decision-maker such as an advisor) owns a large percentage of the fund's shares, and if such shareholder chooses to redeem his or her shares at one time, the fund may have difficulty selling its assets in a timely manner to raise the cash necessary to meet the redemption request, in which case the fund may have to borrow money to do so. In such an instance, the fund's remaining shareholders would bear the costs of such borrowings, and the fund would be subject to leverage risk (to the extent such leverage exceeded the amount of portfolio sales awaiting settlement) as long as such borrowings were outstanding. Rapid portfolio sales in response to such a large redemption might also cause the fund to experience above-normal transaction costs, and might disrupt the overall composition of the fund's portfolio and thereby impede the adviser's ability to optimally pursue its investment strategy.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance
Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	May 9, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Symphony Floating Rate Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The principal investment objective of the fund is to seek a high level of current income and the secondary investment objective of the fund is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 15 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 17 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-44 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in floating rate securities. Floating rate securities are defined to include floating rate loans, other floating rate debt securities, money market securities and shares of money market and short-term bond funds. The fund may invest up to 20% of its net assets in other securities, which would primarily be fixed rate debt securities, convertible securities and equity securities received as a result of the restructuring of an issuer's debt. A substantial portion of the fund's assets generally will be invested in securities rated below investment grade or, if unrated, deemed by the fund's portfolio managers to be of comparable quality. Although the fund invests primarily in securities issued by U.S. companies, the fund may invest up to 35% of its net assets in dollar-denominated securities issued by non-U.S. companies that are traded in the United States over the counter or listed on a domestic exchange. The fund's average portfolio duration will not be longer than one year.

The fund's sub-adviser bases its investment process on fundamental, bottom-up credit analysis. Analysts assess sector dynamics, company business models and asset quality. Inherent in the sub-adviser's credit analysis process is the evaluation of potential upside and downside to any credit. As such, the sub-adviser concentrates its efforts on sectors where there is sufficient transparency to assess the downside risk and where firms have assets to support meaningful recovery in case of default. In its focus on downside protection, the sub-adviser favors opportunities where valuations can be quantified and risks assessed.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in floating rate securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or unwillingness to make such payments. Credit risk may be heightened for the fund because it may invest a substantial portion of its net assets in below investment-grade ("high yield" or "junk") debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Credit risk is heightened for loans in which the fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of default and/or bankruptcy.

Loan Settlement Risk—Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle.

Income Risk—If interest rates fall, the income from the fund's portfolio will decline as the fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate, or when interest rates paid on floating rate securities are adjusted in line with changing market rates.

Interest Rate Risk—If interest rates rise, the prices of certain debt securities held by the fund may fall. Longer-term fixed- rate debt securities generally will be more sensitive to interest rate changes than shorter-term fixed-rate and floating rate debt securities.

Liquidity Risk—The fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by fund shareholders.

Convertible Security Risk—The value of the fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments.

Derivatives Risk—The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

Small Fund Risk—The fund currently has less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the fund's market exposure for limited periods of time, causing the fund's performance to vary from that of the fund's model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period affected. If any individual shareholder (or several shareholders whose investment in the fund is controlled by a single decision-maker such as an advisor) owns a large percentage of the fund's shares, and if such shareholder chooses to redeem his or her shares at one time, the fund may have difficulty selling its assets in a timely manner to raise the cash necessary to meet the redemption request, in which case the fund may have to borrow money to do so. In such an instance, the fund's remaining shareholders would bear the costs of such borrowings, and the fund would be subject to leverage risk (to the extent such leverage exceeded the amount of portfolio sales awaiting settlement) as long as such borrowings were outstanding. Rapid portfolio sales in response to such a large redemption might also cause the fund to experience above-normal transaction costs, and might disrupt the overall composition of the fund's portfolio and thereby impede the adviser's ability to optimally pursue its investment strategy.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_ShareholderFeeOther	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	582
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	812
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	582
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	812
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_ShareholderFeeOther	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	586
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	586
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_ShareholderFeeOther	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	432
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	432
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_ShareholderFeeOther	15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 275

[1]	Fee applies to individual retirement accounts (IRAs) and Coverdell Education Savings Accounts. Other accounts with balances below $1,000 may be liquidated at the discretion of the fund's investment adviser upon prior written notice to shareholders.
[2]	Other Expenses are based on an estimated $50 million average net asset size for the fund's first fiscal year.
[3]	The investment adviser has agreed to waive fees and reimburse expenses through January 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.85% (1.10% after January 31, 2014) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2014, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 9, 2011